Principal Activities, Basis of Presentation, and Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Principal Activities, Basis of Presentation, and Summary of Significant Accounting Policies

NOTE 1. Principal Activities, Basis of Presentation, and Summary of Significant Accounting Policies

(a) Principal Activities

GigaMedia Limited (referred to hereinafter as GigaMedia, our Company, we, us, or our) is a diversified provider of digital entertainment services, with headquarters in Taipei, Taiwan.

Our digital entertainment service business operates a suite of play-for-fun digital entertainment services, mainly targeting online and mobile-device users across Asia.

Our cloud business aimed at providing an integrated platform of services and tools for medium-to-larger enterprises in Greater China to increase flexibility, efficiency and competitiveness, as well as in bidding for government contracts in Taiwan. After reviewing the business plan for 2016, we decided to redirect our cloud service business resources for internal use, in particular, by moving the servers used in our digital entertainment business to the cloud, including the related maintenance, and to wind down our cloud service activities.

On December 16, 2015, the Extraordinary General Meeting of our Company approved to effect a reverse share split of our Ordinary Shares by a ratio of five to one. We executed reverse splits of the issued and outstanding shares including but not limited to common shares, shares granted by employee plans, options, restricted stock awards, and units, warrants and convertible or exchange securities, effective at the open of the market on December 16, 2015. Based upon the Reverse Share Split Scheme, proportionate adjustments are generally required to be made to the per share exercise price and the number of shares issuable upon the exercise or conversion of all outstanding options. These consolidated financial statements reflect retroactive effect to such reverse split and all share and per share amounts have been adjusted accordingly.

(b) Basis of Presentation

The accompanying consolidated financial statements of our Company have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

(c) Summary of significant accounting policies

Principles of Consolidation

The consolidated financial statements include the accounts of GigaMedia and subsidiaries after elimination of all inter-company accounts and transactions.

Foreign Currency Translation and Transactions

Assets and liabilities denominated in non-U.S. dollars are translated to U.S. dollars at year-end exchange rates. Income and expense items are translated at average rates of exchange prevailing during the year. Cumulative translation adjustments resulting from this process are charged or credited to other comprehensive income. Gains and losses on foreign currency transactions are included in other income and expenses.

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the dates of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Management bases its estimates on historical experience and also on assumptions that it believes are reasonable. Management assesses these estimates on a regular basis; however, actual results could differ from those estimates. Significant items subject to such estimates and assumptions include but not limit to the deferral of revenues; the useful lives of property, plant and equipment; allowances for doubtful accounts; the valuation of deferred tax assets, long-lived assets, investments and share-based compensation; and accrued pension liabilities (prepaid pension assets), income tax uncertainties and other contingencies. We believe the critical accounting policies listed below affect significant judgments and estimates used in the preparation of the financial statements.

Revenue Recognition

General

Revenues are recognized when persuasive evidence of an arrangement exists, delivery occurs and the customer takes ownership and assumes risks or services are rendered, the sales price is fixed or determinable and collectability is reasonably assured.

Sales taxes assessed by governmental authorities on our revenue transactions are presented on a net basis and therefore are excluded from revenues in our consolidated financial statements.

In addition to the aforementioned general policies, the following are the specific revenue recognition policies for each major category of revenue.

Digital Entertainment Product and Service Revenues

Digital entertainment product and service revenues are earned through the sale of virtual points, prepaid cards and game packs. Virtual points are sold to distributors or end-users who can make the payments through credit cards, Internet ATMs or telecommunication service operators. Prepaid cards and game packs are sold through distributors and convenience stores. Proceeds from sales of prepaid cards and game packs, net of sales discounts, and virtual points are deferred when received and revenue is recognized upon the actual usage of the playing time or in-game virtual items by the end-users; over the estimated useful life of virtual items; or when the sold points expire and can no longer be used to access the digital services in accordance with our published points expiration policy.

Sales of virtual points, prepaid cards and game packs are reported on a gross basis. In the sales of virtual points, we act as principal and we have latitude in establishing price. Fixed percentage fees retained by service providers for payment processing related to our digital entertainment services are recognized as cost of digital entertainment revenues.

Cloud Product and Service Revenues

Cloud service revenues that we provided prior to 2016 were related to cloud computing services provided by our Company. Revenues are recorded net of discounts. Cloud service revenues are recognized upon acceptance for project services provided, or for the period of time for which we provide services to the customer. Customers of subscriptions have a choice of paying either monthly or in advance for a certain period of time, for which they receive corresponding discounts. Our Company records any such advanced payment receipts as other current liabilities and amortizes such revenues over the subscription period.

Revenues from the sales of equipment and other related products are recognized upon acceptance.

Deferred Revenues

Deferred revenues consist mainly of the advanced income related to our digital entertainment business. Deferred revenue represents proceeds received relating to the sale of virtual points and in-game items which are activated or charged to the respective user account by users, but which have not been consumed by the users or expired. Deferred revenue is credited to profit or loss when the virtual points and in-game items are consumed or expired. Pursuant to relevant new requirements in Taiwan, as of December 31, 2016 and 2017, cash totaling $500 thousand and $507 thousand, respectively, has been deposited in an escrow account in a bank as a performance bond for the users’ virtual points, and is included within restricted cash in the consolidated balance sheets.

Prepaid Licensing and Royalty Fees

Our Company, through our subsidiaries, routinely enters into agreements with licensors to acquire licenses for using, marketing, distributing, selling and publishing digital entertainment offerings.

Prepaid licensing fees paid to licensors are amortized on a straight-line basis over the shorter of the estimated useful economic life of the relevant product and service or license period, which is usually within one to two years.

Prepaid royalty fees and related costs are initially deferred when paid to licensors and amortized as operating costs based on certain percentage of revenues generated by the licensee from operating the related digital entertainment product and service in the specific country or region over the contract period.

Fair Value Measurements

Our Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. We determine fair value based on assumptions that market participants would use in pricing an asset or liability in the principal or most advantageous market. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

•	Level 1 Inputs: Unadjusted quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at the measurement date.
•

Level 2 Inputs: Other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

•

Level 3 Inputs: Unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at measurement date.

Our Company generally determines or calculates the fair value of financial instruments using quoted market prices in active markets when such information is available; otherwise we apply appropriate present value or other valuation techniques, such as discounted cash flow analyses, incorporating adjusted available market discount rate information and our Company’s estimates for non-performance and liquidity risk. These techniques rely extensively on the use of a number of assumptions, including the discount rate, credit spreads, and estimates of future cash flows. (See Note 7, “Fair Value Measurements”, for additional information.)

Cash Equivalents, Restricted Cash and Presentation of Statements of Cash Flows

Cash equivalents are short-term, highly liquid investments that are readily convertible to known amounts of cash and so near to their maturity that they present relatively insignificant risk from changes in interest rates. Commercial paper, negotiable certificates of deposit, time deposits and bank acceptances with original maturities of three months or less are considered to be cash equivalents.

In accordance with Accounting Standards Update (“ASU”) No. 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash, issued in in November 2016, our consolidated statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. As a result, amounts generally described as restricted cash and restricted cash equivalents are included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. Our Company applied the amendments in the ASU No. 2016-18 effective January 1, 2016. Each of prior periods presented is adjusted retrospectively, and accordingly, the amount of net cash provided by investing activities in 2015 was adjusted from $49.2 million to $41.2 million.

Marketable Securities

Our Company’s investments in marketable securities are classified either as available-for-sale or trading. For the marketable securities classified as available-for-sale, the investments are stated at fair value with any unrealized gains or losses reported in accumulated other comprehensive income (loss) within equity until realized. For the marketable security classified as trading, we recognize the changes of the fair value of the investment in our consolidated statements of operations.

Other-than-temporary impairments, if any, are charged to non-operating expense in the period in which the loss occurs. In determining whether an other-than-temporary impairment has occurred, our Company primarily considers, among other factors, the length of the time and the extent to which the fair value of an investment has been at a value less than cost. When an other-than-temporary loss is recognized, the fair value of the investment becomes the new cost basis of the investment and is not adjusted for subsequent recoveries in fair value. Realized gains and losses also are included in non-operating income and expense in the consolidated statements of operations. (See Note 7, “Fair Value Measurements”, for additional information.)

Investments

Equity investments in non-publicly traded securities of companies over which our Company has no ability to exercise significant influence are accounted for under the cost method.

For equity investments accounted for as available-for-sale or trading, cash dividends are recognized as investment income. Stock dividends are recognized as an increase in the number of shares held and do not affect investment income. The cost per share is recalculated based on the new total number of shares.

For equity investments accounted under equity method, stock dividends received from investees as a result of appropriation of net earnings and additional paid-in capital are recognized as an increase in the number of shares held and do not affect investment income. The cost per share is recalculated based on the weighted-average method. Cash dividends are accounted for as a reduction to the carrying value of the investment.

Equity investments in companies over which our Company has the ability to exercise significant influence but does not hold a controlling financial interest are accounted for under the equity method. We recognize our share of the earnings or losses of the investee. Under the equity method, the difference between the cost of the acquisition and our Company’s share of the fair value of the net identifiable assets is recognized as goodwill and is included in the carrying amount of the investment. When our Company’s carrying value in an equity method investee is reduced to zero, no further losses are recorded in our consolidated financial statements unless our Company guaranteed obligations of the investee or has committed to additional funding. When the investee subsequently reports income, our Company will not record its share of such income until it equals the amount of its share of losses not previously recognized.

Unrealized losses that are considered other-than-temporary, if any, are charged to non-operating expenses. Realized gains and losses, measured against carrying amount, are also included in non-operating income and expenses. (See Note 7, “Fair Value Measurements”, for additional information.)

Receivables

Accounts receivable are recorded at the invoiced amount and do not bear interest. Amounts collected on accounts receivable are included in net cash provided by operating activities in the consolidated statements of cash flows. Our Company maintains an allowance for doubtful accounts for estimated losses inherent in its accounts receivable portfolio. In establishing the required allowance, management considers historical losses adjusted to take into account current market conditions and our customers’ financial condition, the amount of receivables in dispute, and the current receivables aging and current payment patterns. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote.

Property, Plant and Equipment

Property, plant and equipment are stated at cost, less accumulated depreciation and amortization. Depreciation is recorded on a straight-line basis over useful lives that correspond to categories as follows:

Categories	Years
Buildings	50
Information and communication equipment	2 to 5
Office furniture and equipment	3 to 5
Leasehold improvements	3 to 5

Leasehold improvements are amortized over the shorter of the term of the lease or the economic useful life of the assets. Improvements and replacements are capitalized and depreciated over their estimated useful lives, while ordinary repairs and maintenance are expensed as incurred.

We had entered into agreements to lease certain of our Company’s land and buildings to a third party under operating leases, which were renewed in September and October 2013 and expired in 2016. As of December 31, 2015, the carrying amount of the land and buildings under lease was $1.1 million. In January 2016, we entered into disposal agreements to sell these land and buildings. The closing of the disposal occurred in March 2016. (See Note 14, “Property, Plant and Equipment”, for additional information.)The rental income under the operating lease amounted to $69 thousand and $9 thousand for 2015 and 2016, respectively.

Business Acquisitions

Our Company accounts for its business acquisitions using the acquisition method. Under this method, our Company recognizes and measures the identifiable assets acquired, the liabilities assumed and any noncontrolling interest at their acquisition-date fair values, with limited exceptions. Acquisition-related costs are generally expensed as incurred.

Intangible Assets and Goodwill

Intangible assets with finite lives are amortized by the straight-line method over their estimated useful lives, typically one to three years.

Impairment of Intangible Assets and Long-Lived Assets

Long-lived assets other than goodwill and intangible assets not being amortized are reviewed for impairment at least annually or whenever events or changes in circumstances indicate that the carrying value of an asset might not be recoverable from its related future undiscounted cash flows. If such assets are considered to be impaired, the impairment to be recognized is measured by the extent to which the carrying amount of the assets exceeds the fair value of the assets. Fair value is determined through various valuation techniques including discounted cash flow models, quoted market values and third-party independent appraisals, as considered necessary. When impairment is identified, the carrying amount of the asset is reduced to its estimated fair value, and is recognized as a loss from operations. (See Note 7, “Fair Value Measurements”, for additional information.)

Software Cost

We capitalize certain costs incurred to purchase computer software. These capitalized costs are amortized on a straight-line basis over the shorter of the useful economic life of the software or its contractual license period, which is typically one to three years.

Product Development and Engineering

Product development and engineering expenses primarily consist of research compensation, depreciation and amortization, and are expensed as incurred.

Advertising

Costs of broadcast advertising are recorded as expenses as advertising airtime is used. Other advertising expenditures are expensed as incurred.

Advertising expenses incurred in 2015, 2016 and 2017 totaled $3.1 million, $3.3 million and $1.9 million, respectively. As of December 31, 2016 and 2017, prepaid advertising amounted to $42 thousand and $18 thousand, respectively.

Leases

Leases for which substantially all of the risks and rewards of ownership remain with the leasing company are accounted for as operating leases. Payments made under operating leases, net of any incentives received by our Company from the leasing company, are charged to the consolidated statements of operations on a straight-line basis over the lease periods.

Share-Based Compensation

Share-based compensation represents the cost related to share-based awards granted to employees. We measure share-based compensation cost at the grant date, based on the estimated fair value of the award. Share-based compensation is recognized for the portion of the award that is ultimately expected to vest, and the cost is amortized on a straight-line basis (net of estimated forfeitures) over the vesting period. Our Company estimates the fair value of stock options using the Black-Scholes valuation model. The cost is recorded in costs of revenues and operating expenses in the consolidated statements of operations on the date of grant based on the employees’ respective function.

For shares and stock options granted to non-employees, we measure the fair value of the equity instruments granted at the earlier of the performance commitment date or when the performance is completed.

The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2016-09, Compensation Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting in March 2016. The amendments in this ASU simplify the accounting for share-based payments regarding (a) income tax consequences; (b) classification of awards as either equity or liabilities; and (c) classification on the statement of cash flows. Our company adopted this ASU on January 1, 2017. The adoption did not have a material impact on our consolidated financial statements.

Retirement Plan and Net Periodic Pension Cost

Under our defined benefit pension plan, net periodic pension cost, which includes service cost, interest cost, expected return on plan assets, amortization of unrecognized net transition obligation and gains or losses on plan assets, is recognized based on an actuarial valuation report. We recognize the funded status of pension plans and non-pension post-retirement benefit plans (retirement-related benefit plans) as an asset or a liability in the consolidated balance sheets.

Under our defined contribution pension plans, net periodic pension cost is recognized as incurred.

The FASB issued ASU No. 2017-07, Compensation—Retirement Benefits (Topic 715), in March 2017. The amendments in this ASU require that an employer report the service cost component in the same line item or items as other compensation costs arising from services rendered by the pertinent employees during the period. The other components of net benefit cost are required to be presented in the income statement separately from the service cost component and outside a subtotal of income from operations, if one is presented. If a separate line item or items are used to present the other components of net benefit cost, that line item or items must be appropriately described. If a separate line item or items are not used, the line item or items used in the income statement to present the other components of net benefit cost must be disclosed. The amendments in this Update also allow only the service cost component to be eligible for capitalization when applicable (for example, as a cost of internally manufactured inventory or a self-constructed asset). Our company early adopted this ASU on January 1, 2017, retrospectively for the presentation of the service cost component and the other components of net periodic pension cost and net periodic postretirement benefit cost in the statement of operations, and prospectively, on and after the effective date, for the capitalization of the service cost component of net periodic pension cost and net periodic postretirement benefit in assets. The adoption only affected, immaterially, the presentation of our consolidated statements of operations. Refer to Note 17 - "Pension Benefits" for information about the effect of reclassification for 2015 and 2016.

Income Taxes

The asset and liability method is used in accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on the differences between financial reporting and tax bases of assets and liabilities. Deferred tax assets and liabilities, classified as noncurrent on the consolidated balance sheets, are measured using the enacted tax rate and laws that will be in effect when the related temporary differences are expected to reverse. A valuation allowance is established when necessary to reduce deferred tax assets to the amount that will more-likely-than-not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences and loss carryforwards become deductible.

In addition, we recognize the financial statement impact of a tax position when it is more-likely-than-not that the position will be sustained upon examination. If the tax position meets the more-likely-than-not recognition threshold, the tax effect is measured at the largest amount that is greater than a 50 percent likely of being realized upon settlement. Interest and penalties on an underpayment of income taxes are reflected as income tax expense in the consolidated financial statements.

Earnings (Loss) Per Share

Basic earnings (loss) per share is computed by dividing the net income (loss) attributable to common shareholders for the period by the weighted average number of common shares outstanding during the period. Diluted earnings (loss) per share is computed by dividing the net earnings (loss) for the period by the weighted average number of common shares and potential common shares outstanding during the period. Potential common shares, composed of incremental common shares issuable upon the exercise of options in all periods, are included in the computation of diluted earnings (loss) per share to the extent such shares are dilutive. Diluted earnings (loss) per share also takes into consideration the effect of dilutive securities issued by subsidiaries. In a period in which a loss is incurred, only the weighted average number of common shares issued and outstanding is used to compute the diluted loss per share, as the inclusion of potential common shares would be anti-dilutive. Therefore, for the years ended December 31, 2015 and 2016, basic and diluted loss per share were the same.

Noncontrolling Interest

Noncontrolling interest in the equity of a subsidiary is accounted for and reported as equity. Changes in our Company’s ownership interest in a subsidiary that do not result in deconsolidation are accounted for as equity transactions. Any retained noncontrolling equity investment upon the deconsolidation of a subsidiary is initially measured at fair value.

Segment Reporting

Our segment reporting is mainly based on lines of business. We use the management approach in determining reportable operating segments. The management approach considers the internal organization and reporting used by our Company’s chief operating decision maker for making operating decisions, allocating resources and assessing performance as the source for determining our operating segments. Our Company’s chief operating decision maker (“CODM”) has been identified as the Chief Executive Officer.

Segment profit and loss is determined on a basis that is consistent with how our Company reports operating loss in its consolidated statements of operations. Our Company does not report segment asset information to the CODM. Consequently, no asset information by segment is presented. There are no intersegment transactions.

(d) Recent Accounting Pronouncements Not Yet Adopted

The FASB issued ASU No. 2016-13, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, in June 2016. The ASU requires the measurement of all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. Financial institutions and other organizations will now use forward-looking information to better inform their credit loss estimates. The ASU also requires enhanced disclosures to help investors and other financial statement users better understand significant estimates and judgments used in estimating credit losses, as well as the credit quality and underwriting standards of an organization’s portfolio. These disclosures include qualitative and quantitative requirements that provide additional information about the amounts recorded in the financial statements. In addition, the ASU amends the accounting for credit losses on available-for-sale debt securities and purchased financial assets with credit deterioration. Our Company will apply the amendments in ASU 2016-13 as of January 1, 2020, on a modified retrospective basis through a cumulative-effect adjustment directly to retained earnings. Our Company is currently evaluating the effect the adoption of ASU 2016-13 will have on our existing accounting policies and the consolidated financial statements in future reporting periods.

The FASB issued ASU No. 2016-16, Income Taxes (Topic 740): Intra-Entity Transfers of Assets Other Than Inventory, in October 2016. Current GAAP prohibits the recognition of current and deferred income taxes for an intra-entity asset transfer until the asset has been sold to an outside party. The amendments require an entity to recognize the income tax consequences of an intra-entity transfer of an asset other than inventory when the transfer occurs. The amendments eliminate the exception for an intra-entity transfer of an asset other than inventory. Our Company will apply the amendments in ASU 2016-16 as of January 1, 2018, on a modified retrospective basis through a cumulative-effect adjustment directly to retained earnings. We do not expect the adoption of this new guidance to have a material impact on our Company’s financial position, results or cash flows.

The FASB issued ASU No. 2014-09, Revenue from Contracts with Customers, in May 2014. ASU 2014-09 requires an entity to recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. An entity should also disclose sufficient quantitative and qualitative information to enable users of financial statements to understand the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers. The new standard was originally designated to be effective for annual reporting periods beginning after December 15, 2016. In August 2015, the FASB issued ASU No. 2015-14, Revenue from Contracts with Customers, to defer the effective date of ASU 2014-09 by one year.

The FASB issued ASU No. 2016-08, Revenue from Contracts with Customers: Principal versus Agent Considerations (Reporting Revenue Gross versus Net), in March 2016. The amendments in ASU 2016-08 clarify the implementation guidance on principal versus agent considerations. An entity is required to determine whether the nature of its promise for providing goods or services to a customer is to provide the specified good or service itself (as a principal) or to arrange for that good or service to be provided by the other party (as an agent), and accordingly to determine whether to recognize revenue in the gross amount of consideration for the specified good or service transferred to the customer, or to recognize revenue in the amount of any fee or commission for arranging for the specified good or service to be provided by the other party. The guidance includes indicators to assist an entity in determining whether it controls a specified good or service before it is transferred to the customer. The effective date for the amendments in this Update is the same as the effective date of ASU 2014-09, deferred by one year.

The FASB issued ASU No. 2016-12, Revenue from Contracts with Customers (Topic 606): Narrow-Scope Improvements and Practical Expedients, in May 2016. The amendments do not change the core revenue recognition principle in Topic 606. The amendments provide clarifying guidance in certain narrow areas and add some practical expedients. These amendments are effective at the same date that Topic 606 is effective.

The FASB issued ASU No. 2016-10, Revenue from Contracts with Customers (Topic 606): Identifying Performance Obligations and Licensing, in April 2016. The amendments clarify the following two aspects of Topic 606: (a) identifying performance obligations; and (b) the licensing implementation guidance; the amendments do not change the core principle of the guidance in Topic 606. These amendments are effective at the same date that Topic 606 is effective.

The FASB issued ASU No. 2016-20, Technical Corrections and Improvements to Topic 606, Revenue from Contracts with Customers, in December 2016. The amendments clarify certain aspects of Topic 606. These amendments are effective at the same date that Topic 606 is effective.

Topic 606 is effective for our fiscal year beginning January 1, 2018. We will adopt the new standard retrospectively, with the cumulative effect recognized at the date of initial application. We do not expect the adoption of this new standard to have a material impact on our Company’s financial position, results or cash flows. We do not anticipate significant changes to our current business processes and systems to support the adoption of the new standard in the year beginning January 1, 2018. Additionally, we are currently in the process of evaluating the required financial statement disclosures to allow users of our consolidated financial statements to understand the nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with our customers.

The FASB issued ASU No. 2017-05, Other Income–Gains and Losses from the Derecognition of Nonfinancial Assets (Subtopic 610-20) in February 2017. The amendments clarify that a contract that includes the transfer of ownership interests in one or more consolidated subsidiaries is within the scope of Subtopic 610-20 if substantially all of the fair value of the assets that are promised to the counterparty in a contract is concentrated in nonfinancial assets. The amendments also require that an entity should identify each distinct nonfinancial asset or in substance nonfinancial asset promised to a counterparty and derecognize each asset when a counterparty obtains control of it. These amendments are effective for our fiscal year beginning January 1, 2018. We will adopt the amendments retrospectively, with the cumulative effect recognized at the date of initial application. We do not expect the adoption of this new standard to have a material impact on our Company’s financial position, results or cash flows.

The FASB issued new lease accounting guidance in ASU No. 2016-02, Leases (Topic 842), in February 2016. Under the new guidance, lessees will be required to recognize for all leases (with the exception of short-term leases), at the commencement date, (a) a lease liability, which is a lessee‘s obligation to make lease payments arising from a lease, measured on a discounted basis; and (b) a right-of-use asset, which is an asset that represents the lessee’s right to use, or control the use of, a specified asset for the lease term. When measuring assets and liabilities arising from a lease, a lessee (and a lessor) should include payments to be made in optional periods only if the lessee is reasonably certain to exercise an option to extend the lease or not to exercise an option to terminate the lease. Similarly, optional payments to purchase the underlying asset should be included in the measurement of lease assets and lease liabilities only if the lessee is reasonably certain to exercise that purchase option. For leases with a term of 12 months or less, a lessee is permitted to make an accounting policy election by class of underlying asset not to recognize lease assets and lease liabilities. Our Company will implement the amendments in ASU 2016-02 as of January 1, 2019 using a modified retrospective transition approach for leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements. Our Company is currently evaluating the effect the adoption of ASU 2016-02 will have on our existing accounting policies and the consolidated financial statements in future reporting periods, but expects there will be an increase in assets and liabilities on its balance sheets at adoption due to the recording of right-of-use assets and corresponding lease liabilities, which may be significant.

The FASB issued ASU No. 2017-09, Compensation—Stock Compensation (Topic 718), in May 2017. This guidance clarifies which changes to the terms or conditions of a share-based payment award require an entity to apply modification accounting in Topic 718. An entity should account for the effects of a modification unless all the specified conditions are met. Our Company will apply the amendments in ASU 2017-09 as of January 1, 2018, prospectively to an award modified on or after the adoption date. We do not expect the adoption of this new guidance to have a material impact on our Company’s financial position, results or cash flows.